CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive income (loss) income [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2017	$ 27,000	$ (1,749,000)	$ 247,077,000	$ 133,274,000	$ 13,107,000	$ 2,792,000	$ 394,528,000
Balance, shares at Dec. 31, 2017	270,918,702
Net income				38,125,000		641,000	38,766,000
Other comprehensive (loss) income					(26,216,000)	(140,000)	(26,356,000)
Share-based compensation			13,788,000				13,788,000
Options exercised			111,000				111,000
Options exercised, shares	230,225
Restricted shares vested	$ 1,000		(1,000)
Restricted shares vested, shares	9,271,350
Follow-on equity offering, net of issuance costs of $6,919,202	$ 5,000		106,616,000				$ 106,621,000
Follow-on equity offering, net of issuance costs of $6,919,202 shares	51,609,475						51,609,475
Acquisition of non-controlling interest			1,091,000		(124,000)	(3,293,000)	$ (2,326,000)
Balance at Dec. 31, 2018	$ 33,000	(1,749,000)	368,682,000	171,399,000	(13,233,000)		525,132,000
Balance, shares at Dec. 31, 2018	332,029,752
Net income				29,524,000		(1,000)	29,523,000
Other comprehensive (loss) income					(6,704,000)	2,000	(6,702,000)
Share-based compensation			17,897,000				17,897,000
Options exercised	$ 1,000		793,000				794,000
Options exercised, shares	2,474,950
Restricted shares vested	$ 1,000		(1,000)
Restricted shares vested, shares	12,914,450
Proceeds from sale of non-controlling interest						514,000	514,000
Balance at Dec. 31, 2019	$ 35,000	(1,749,000)	387,371,000	200,923,000	(19,937,000)	515,000	567,158,000
Balance, shares at Dec. 31, 2019	347,419,152
Net income				129,195,000		4,612,000	133,807,000
Other comprehensive (loss) income					46,204,000	2,234,000	48,438,000
Share-based compensation			17,908,000				17,908,000
Options exercised	$ 1,000		2,676,000				$ 2,677,000
Options exercised, shares	4,916,850						4,916,850
Restricted shares vested	$ 1,000		(1,000)
Restricted shares vested, shares	12,899,400
Contribution from related parties (see Note 15(3))			839,000				$ 839,000
Proceeds from sale of non-controlling interest			3,657,000			24,431,000	28,088,000
Balance at Dec. 31, 2020	$ 365,235,402	$ (1,749,000)	$ 412,450,000	$ 330,118,000	$ 26,267,000	$ 31,792,000	$ 798,915,000
Balance, shares at Dec. 31, 2020	37,000